Cover	Jun. 16, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 16, 2025
Registrant Name	IZEA WORLDWIDE, INC.
Entity Incorporation, State or Country Code	NV
Entity Address, Postal Zip Code	32804
Entity Tax Identification Number	37-1530765
City Area Code	407
Local Phone Number	674-6911
Trading Symbol	IZEA
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line One	1317 Edgewater Dr
Entity Address, Address Line Two	#1880
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Security Exchange Name	NASDAQ
Central Index Key	0001495231
Amendment Flag	false
Entity File Number	001-37703